Investment in finance leases, net - Minimum Future Lease Payments to be Received on Finance and Sales-type Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Flight Equipment, Net [Abstract]
2024	$ 401,340
2025	290,173
2026	166,050
2027	156,133
2028	99,184
Thereafter	640,997
Undiscounted cash flows receivable	1,753,877
Less: Unearned income	(490,502)
Less: Allowance for credit losses	(8,924)	$ (23,025)
Direct financing leases, lease receivable	$ 1,254,451